Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

20.  Commitments and contingencies

Operating lease commitments

The Company leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2017, 2018 and 2019 were RMB107,911, RMB131,808 and RMB105,038 (US$15,088), respectively.

Future minimum lease payments under non-cancelable operating leases agreements consist of the following as of December 31, 2019:

	RMB	US$
2020	59,420	8,534
2021	19,978	2,870
2022	4,746	682
2023	272	39
2024 and thereafter	354	51
Total	84,770	12,176

Capital and other commitments

Future minimum capital commitments, mainly representing renovating expense under non-cancellable agreements, consist of the following as of December 31, 2019:

	RMB	US$
2020	13,900	1,997
2021	11,700	1,681
2022 and thereafter	1,600	229
Total	27,200	3,907